APPROPRIATED RESERVES (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		$ 9,045,155	$ 7,472,409
Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		9,045,155	7,472,409
Appropriation of net income [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves	[1]	8,709,922	6,871,092
Fiscal provisions [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves	[2]	196,318	551,341	[3]
Others [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		$ 138,915	$ 49,976

[1]	The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.
[2]	Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders must be established for the 70% of the diference between the accounting and the tax depreciation, when the tax depreciation is greater than the accounting depreciation.
[3]	Pursuant to Decree 2336 of 1995, a reserve was established until 2016 for profits related to the valuation of investmentes held for trading purposes by the Bank.